Taxation - Net deferred tax balance (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxation
Net deferred tax balance	$ 228	$ (907)	$ (1,806)	$ (2,854)
Deductible temporary differences for which no deferred tax asset is recognised	441	444	420
Before the offset of balances within countries
Taxation
Deferred tax assets	4,792	4,895	4,638
Deferred tax liabilities	(4,564)	(5,802)	(6,444)
Net deferred tax balance	228	(907)	(1,806)
After the offset of balances within countries
Taxation
Deferred tax assets	2,718	2,379	2,189
Deferred tax liabilities	(2,490)	(3,286)	(3,995)
Net deferred tax balance	228	(907)	(1,806)
Intangibles, property, plant & equipment
Taxation
Net deferred tax balance	(2,265)	(3,368)	(3,852)	(5,149)
Intangibles, property, plant & equipment | Before the offset of balances within countries
Taxation
Deferred tax assets	1,091	1,071	1,226
Deferred tax liabilities	(3,356)	(4,439)	(5,078)
Net deferred tax balance	(2,265)	(3,368)	(3,852)
Pension and post-retirement benefits
Taxation
Net deferred tax balance	561	495	509	465
Pension and post-retirement benefits | Before the offset of balances within countries
Taxation
Deferred tax assets	591	521	559
Deferred tax liabilities	(30)	(26)	(50)
Net deferred tax balance	561	495	509
Elimination of unrealised profit on inventory
Taxation
Net deferred tax balance	1,293	980	831	1,014
Elimination of unrealised profit on inventory | Before the offset of balances within countries
Taxation
Deferred tax assets	1,543	1,287	1,011
Deferred tax liabilities	(250)	(307)	(180)
Net deferred tax balance	1,293	980	831
Untaxed reserves
Taxation
Net deferred tax balance	(598)	(557)	(600)	(697)
Untaxed reserves | Before the offset of balances within countries
Taxation
Deferred tax liabilities	(598)	(557)	(600)
Net deferred tax balance	(598)	(557)	(600)
Losses and tax credits carried forward
Taxation
Net deferred tax balance	546	1,008	906	1,004
Losses and tax credits carried forward | Before the offset of balances within countries
Taxation
Deferred tax assets	608	1,103	957
Deferred tax liabilities	(62)	(95)	(51)
Net deferred tax balance	546	1,008	906
Accrued expenses and other
Taxation
Net deferred tax balance	691	535	400	$ 509
Accrued expenses and other | Before the offset of balances within countries
Taxation
Deferred tax assets	959	913	885
Deferred tax liabilities	(268)	(378)	(485)
Net deferred tax balance	$ 691	$ 535	$ 400